Investments (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Long Term Investments
The Company’s long-term investments consist of the following:

	As of March 31,
	2020	2021
	RMB	RMB
Available-for-sale debt securities
iSNOB Holdings Limited (“iSNOB”)	76,841	22,595
Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”)	7,623	19,065
Huzan Inc. (“Huzan”)	10,996	1,686
Xuanwei Limited (“Xuanwei”)	3,525	—
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	—	—
Others	3,388	8,000

	102,373	51,346

Equity method investments
JM Weshop (Cayman) Inc. (“JM Weshop”)	—	—
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	—	11,522
Other s	—	3,514

	—	15,036

Tota l	102,373	66,382

Schedule of Available-for-sale Debt Securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2020 and 2021:

	As of March 31,
	2020	2021
	RMB	RMB
Cost	46,810	25,571
Unrealized gains, including foreign exchange adjustment	55,563	25,775

Fair Valu e	102,373	51,346

Huzan Inc.
Summary of Gain from Investment Disposal	The Company recognized a “Gain from investments, net” of RMB
31,236
in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

JM Weshop (Cayman) Inc.
Summary of the Carrying Amount for the Investment	The carrying amount for the investment in JM Weshop as of March 31, 2020 were as follows:

As of March 31,
2020
RMB
Investment cost	158,777
Foreign currency translation	14,786
Surrender 10% of ordinary shares held	(25,132)

Total investment cost	148,431

Value booked under equity method
Share of cumulative loss	(113,182)
Share of other comprehensive loss	(1,331)

Total booked value under equity method	(114,513)

Impairment	(33,918)

Net book value	—